Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per common share
December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
Our effective tax rate was 64.4% and 0.00% for the three months ended June 30, 2022 and 2021, respectively, and 64.4% and 0.00% for the six months ended June 30, 2022 and 2021, respectively. The effective tax rate differs from the statutory tax rate of 21% for the three and six months ended June 30, 2022 and 2021, due to changes in fair value in warrant liability and the valuation allowance on the deferred tax assets.
Net Income (Loss) Per Share of Common Stock
The Company complies with accounting and disclosure requirements of ASC Topic 260, “Earnings Per Share” (“ASC Topic 260”). Net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period. Accretion associated with the redeemable shares of Class A common stock is excluded from earnings per share as the redemption value approximates fair value.
The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	For the three months ended June 30,		For the six months ended June 30,
	2022	2021	2022	2021
Ordinary shares subject to possible redemption
Numerator:
Net income (loss) attributable to Class A common stock subject to possible redemption	$7,236	$(2,176,896)	$22,479	$(1,885,916)
Denominator: Weighted Average Class A
Basic and diluted weighted average shares outstanding, ordinary shares subject to possible redemption	25,875,000	25,875,000	25,875,000	16,296,961

Basic and Diluted net income (loss) per share, Redeemable Ordinary Shares	$0.00	$(0.08)	$0.00	$(0.12)

Non-redeemable ordinary shares
Numerator:
Net income (loss) attributable to Class A common stock subject to possible redemption	$9,101	$(2,744,112)	$28,273	$(2,569,770)
Less: Net income (loss) attributable to Class A common stock not subject to possible redemption	(7,236)	2,176,896	(22,479)	1,885,916

Net income (loss) attributable to Class A common stock not subject to possible redemption	1,865	(567,216)	5,794	(683,854)
Denominator: Weighted Average Non-redeemable
Basic and diluted weighted average shares outstanding, ordinary shares	6,668,750	6,742,033	6,668,750	5,909,461

Basic and diluted net income (loss) per share, ordinary shares	$0.00	$(0.08)	$0.00	$(0.12)

Year Ended December 31, 2021
Ordinary shares subject to possible redemption
Net loss allocable to Class A common stock subject to possible redemption	$(2,018,670)
Denominator: Weighted Average Class A Basic and diluted weighted average shares outstanding, ordinary shares subject to possible redemption	21,125,342

Basic and Diluted net income per share, Redeemable Ordinary Shares	$(0.10)

Non-Redeemable ordinary shares
Numerator:
Net loss	$(2,619,935)
Less: Net loss attributable to Class A common stock not subject to possible redemption	2,018,670

Net loss attributable to Class A common stock not subject to possible redemption	(601,265)
Denominator: Weighted Average Non-Redeemable
Basic and diluted weighted average shares outstanding, ordinary shares	6,292,226

Basic and diluted net loss per share, ordinary shares	$(0.10)